Expense Example - Investor A, C, Institutional and Class R - BlackRock High Yield Bond Portfolio	Jan. 28, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 491
Expense Example, with Redemption, 3 Years	687
Expense Example, with Redemption, 5 Years	898
Expense Example, with Redemption, 10 Years	1,508
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	267
Expense Example, with Redemption, 3 Years	519
Expense Example, with Redemption, 5 Years	896
Expense Example, with Redemption, 10 Years	1,764
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	350
Expense Example, with Redemption, 10 Years	785
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	380
Expense Example, with Redemption, 5 Years	659
Expense Example, with Redemption, 10 Years	$ 1,454